List of subsidiaries (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Topland Management Ltd
Disclosure of subsidiaries [line items]
Ownership Interest		100.00%	100.00%
Flow Research S.L.
Disclosure of subsidiaries [line items]
Ownership Interest	100.00%	100.00%	100.00%
NX Online LLC
Disclosure of subsidiaries [line items]
Ownership Interest	100.00%
NX Studio LLC
Disclosure of subsidiaries [line items]
Ownership Interest	100.00%
NHW Ltd
Disclosure of subsidiaries [line items]
Ownership Interest	100.00%